Cover	May 03, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-13300
Entity Registrant Name	CAPITAL ONE FINANCIAL CORPORATION
Entity Central Index Key	0000927628
Entity Tax Identification Number	54-1719854
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1680 Capital One Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	720-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	COF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series G
Trading Symbol	COF PRG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series H
Trading Symbol	COF PRH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series I
Trading Symbol	COF PRI
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series J
Trading Symbol	COF PRJ
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	COF PRK
Security Exchange Name	NYSE
Senior Notes Due 2024 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.800% Senior Notes Due 2024
Trading Symbol	COF24
Security Exchange Name	NYSE
Senior Notes Due 2029 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.650% Senior Notes Due 2029
Trading Symbol	COF29
Security Exchange Name	NYSE